Fair values (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of fair value measurement of assets [abstract]
Fair value measurement
	Carrying amount	Fair value
(in thousands of USD)	Other financial liabilities	Level 1	Level 2	Level 3	Total
December 31, 2018

Financial liabilities measured at fair value
Derivative financial instruments	831	-	-	831	831
	831

Financial liabilities not measured at fair value
Long-term borrowings	37,163	-	37,030	-	37,030
	37,163

	Carrying amount	Fair value
(in thousands of USD)	Other financial liabilities	Level 1	Level 2	Level 3	Total
December 31, 2017

Financial liabilities not measured at fair value
Long-term borrowings	41,538	-	41,219	-	41,219
	41,538